Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [abstract]
Capital commitments related to the construction of existing power plants
	As at 31 December
	2019	2018
Contracted but not provided	42,634,992	16,790,739

Commitments to make capital contributions to a joint venture
As at 31 December 2019
A joint venture	31,116

Total future minimum lease payments under non-cancelable operating leases
As at 31 December 2018
Land and buildings
- not later than 1 year	194,333
- later than 1 year and not later than 2 years	99,149
- later than 2 year and not later than 5 years	191,853
- later than 5 years	1,161,916

Total	1,647,251

Fuel purchase commitments
As at 31 December 2019

	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2020-2039	2.8 million m3/day*	2.88 / m3

A government-related enterprise	2020-2023	991 million m3/year*	2.31 / m3
	2020-2023	541 million m3/year*	2.19 / m3
	2020-2023	450 million m3/year*	2.25 / m3

A government-related enterprise	2020-2026	200 million m3/year*	2.60 / m3

Other suppliers	2020-2021	201.5-251.5 BBtu**/day	approximately 47,000/BBtu
	2022	205.5-255.5 BBtu**/day	approximately 45,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 41,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 37,000/BBtu
	2029	42.4 BBtu**/day	approximately 31,000/BBtu

As at 31 December 2018
	Periods	Purchase quantities	Estimated unit costs (RMB)

A government-related enterprise	2019-2039	2.8 million m3/day*	2.31 / m3

A government-related enterprise	2019-2023	991 million m3/year*	2.50 / m3
	2019-2023	541 million m3/year*	2.32 / m3
	2019-2023	450 million m3/year*	2.50 / m3

A government-related enterprise	2019-2026	200 million m3/year*	2.45 / m3

Other suppliers	2019	238 BBtu**/day	approximately 76,000/BBtu
	2020-2021	241.5-242 BBtu**/day	approximately 76,000/BBtu
	2022	242.5 BBtu**/day	approximately 76,000/BBtu
	2023	81.5-247.5 BBtu**/day	approximately 82,000/BBtu
	2024-2028	42.4-81.5 BBtu**/day	approximately 89,000/BBtu
	2029	42.4 BBtu**/day	approximately 81,000/BBtu